[Fiduciary Counselling, Inc LETTERHEAD]

February 29, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:          CLEARWATER INVESTMENT TRUST, FILE NOS. 33-12289/811-05038

Dear Sir or Madam:

Included herewith for filing on behalf of Clearwater Investment Trust (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 34 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one statement of additional information and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2012. No fees are required in connection with this filing. Please contact Audrey Wagner of Dechert LLP at (202) 261-3365 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Jennifer D. Lammers
Jennifer D. Lammers